Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,322	$ 2,745
Accounts receivable, net of allowances of $744 and $765	24,469	25,102
Inventories	1,417	1,336
Prepaid expenses and other	5,189	5,453
Total current assets	33,397	34,636
Property, plant and equipment	254,457	252,835
Less accumulated depreciation	166,608	163,549
Property, plant and equipment, net	87,849	89,286
Investments in unconsolidated businesses	674	671
Wireless licenses	94,237	94,130
Goodwill	24,635	24,614
Other intangible assets, net	9,608	9,775
Operating lease right-of-use assets	23,105
Other assets	10,442	11,717
Total assets	283,947	264,829
Current liabilities
Debt maturing within one year	8,614	7,190
Accounts payable and accrued liabilities	18,664	22,501
Current operating lease liabilities	2,997
Other current liabilities	8,332	8,239
Total current liabilities	38,607	37,930
Long-term debt	105,045	105,873
Employee benefit obligations	17,888	18,599
Deferred income taxes	34,344	33,795
Non-current operating lease liabilities	18,971
Other liabilities	11,632	13,922
Total long-term liabilities	187,880	172,189
Note 12
Equity
Series preferred stock ($0.10 par value; 250,000,000 shares authorized; none issued)	0	0
Common stock ($0.10 par value; 6,250,000,000 shares authorized in each period; 4,291,433,646 issued in each period)	429	429
Additional paid in capital	13,418	13,437
Retained earnings	46,493	43,542
Accumulated other comprehensive income	2,216	2,370
Common stock in treasury, at cost (155,727,000 and 159,400,267 shares outstanding)	(6,825)	(6,986)
Deferred compensation – employee stock ownership plans and other	125	353
Noncontrolling interests	1,604	1,565
Total equity	57,460	54,710
Total liabilities and equity	$ 283,947	$ 264,829